Exhibit 99.1

			Exhibit B of Servicing Agreement
Semi-Annual Servicer’s Certificate
AEP Texas Restoration Funding LLC
AEP Texas Inc., as Servicer

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of September 18, 2019 (the "Servicing
Agreement"), between, AEP TEXAS INC., as Servicer and AEP TEXAS RESTORATION FUNDING LLC, as Issuer, the Servicer does hereby certify, for the Aug 1, 2022 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

	Collection Periods:	February 2023	to	July 2023
	Payment Date:		8/1/23
1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 02/23 collection period (1)		2,105,136.94

ii.	Remittances for the 03/23 collection period		2,100,343.25

iii.	Remittances for the 04/23 collection period		1,990,592.31

iv.	Remittances for the 05/23 collection period		1,958,673.83

v.	Remittances for the 06/23 collection period		2,153,834.04

vi.	Remittances for the 07/23 collection period (2)		2,610,687.59

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		27,693.22

ix.	Investment Earnings on Excess Funds Subaccount		30,527.43

x.	Investment Earnings on General Subaccount		155,219.88

xi.	General Subaccount Balance (sum of i through x above)		13,132,708.49

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		1,467,027.49

xiii.	Capital Subaccount Balance as of Prior Payment Date		1,176,410.00

xiv.	Collection Account Balance (sum of xii through xiii above)		15,776,145.98

(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in February-2023.

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

			Exhibit B of Servicing Agreement
2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.	Tranche A-1 Outstanding Amount				46,054,596.98
ii.	Tranche A-2 Outstanding Amount				117,641,000.00
iii.	Aggregate Outstanding Amount of all Tranches of Notes				163,695,596.98

3. Required Funding/Payments as of Current Payment Date:
					Principal
					Due
Tranche

i.	Tranche A-1				11,792,359.35
ii.	Tranche A-2				0.00
iii.	For all Tranches of Notes				11,792,359.35

	Tranche	Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iv.	Tranche A-1	2.0558%	180	46,054,596.98	473,395.20
v.	Tranche A-2	2.2939%	180	117,641,000.00	1,349,283.45
vi.	For all Tranches of Notes				1,822,678.65

				Required Level	Funding Required
vii.	Capital Subaccount			1,176,410.00	0.00

				1,176,410.00	0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

		Exhibit B of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.		Trustee Fees and Expenses	0.00

ii.		Servicing Fee	117,641.00

iii.		Administration Fee	50,000.00

iv.		Operating Expenses	34,611.00

v.		Semi-Annual Interest (including any past-due for prior periods)	1,822,678.65

			Per $1000 of Original
	Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment	473,395.20	$4.02
2.	Tranche A-2 Interest Payment	1,349,283.45	$11.47
		1,822,678.65

vi.		Principal Due and Payable as a Result of Event of Default or on Final Maturity Date	0.00

			Per $1000 of Original
	Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
		0.00

vii.		Semi-Annual Principal	11,792,359.35

			Per $1000 of Original
	Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	11,792,359.35	$100.24
2.	Tranche A-2 Principal Payment	0.00	$0.00
		11,792,359.35

		Exhibit B of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture (continued):

viii.	Funding of Capital Subaccount (to required level)	1,176,410.00

ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	27,693.22

x.	Deposit to Excess Funds Subaccount	754,752.76

xi.	Released to Note Issuer upon Retirement of all Notes	0.00

xii.	Aggregate Remittances as of Current Payment Date	15,776,145.98

5. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	1,497,554.92

ii.	Capital Subaccount	1,204,103.22

iii.	Total Withdrawals	2,701,658.14

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.	Tranche A-1 Outstanding Amount	34,262,237.63
ii.	Tranche A-2 Outstanding Amount	117,641,000.00
iii.	Aggregate Outstanding Amount of all Tranches of Notes	151,903,237.63

iv.	Excess Funds Subaccount Balance	754,752.76

v.	Capital Subaccount Balance	1,176,410.00

vi.	Aggregate Collection Account Balance	1,931,162.76

			Exhibit B of Servicing Agreement
7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

Tranche

1.		Tranche A-1 Interest Payment	0.00
2.		Tranche A-2 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

Tranche

1.		Tranche A-1 Principal Payment	0.00
2.		Tranche A-2 Principal Payment	0.00
			0.00

8. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 31st day of July, 2023.

/s/ Renee V Hawkins

AEP TEXAS Inc., as Servicer
By:	Renee V. Hawkins
Title:	Assistant Treasurer
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